Interim Consolidated Statements of Earnings - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Profit or loss [abstract]
Sales	$ 421	$ 447	$ 888	$ 923
Cost of sales	(335)	(408)	(724)	(840)
General and administrative expenses	(4)	(4)	(7)	(7)
Depreciation and amortization	(32)	(34)	(67)	(69)
Loss on disposal of assets	(3)	(1)	(3)	(1)
Impairment loss	(16)	0	(16)	0
Expense of restructuring activities	0	2	0	2
Operating income (loss)	31	(2)	71	4
Non-operating items:
Finance costs	(10)	(12)	(22)	(23)
Interest income on deposits	0	0	0	1
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	0	(10)	0	(10)
Earnings (loss) before income tax	21	(24)	49	(28)
Income tax (expense) recovery	(3)	10	(11)	15
Profit (loss)	$ 18	$ (14)	$ 38	$ (13)
Earnings (loss) per common share
Basic and diluted (in dollars per share)	$ 0.22	$ (0.17)	$ 0.47	$ (0.16)